                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:           ____/____/____ (a)

                 or fiscal year ending:       12/31/01       (b)

Is this a transition report? (Y/N)    N
                                    ------

Is this an amendment to a previous filing? (Y/N)      N
                                                   ------

Those items or sub-items with a box "   " after the item number should be
completed only if the answer has changed from the previous filing on this form.


1.  A.  Registrant Name: WRL Series Life Corporate Account

    B.  File Number: 811-08833

    C.  Telephone Number: (319) 369-2788


2.  A.  Street: 4333 Edgewood Road NE

    B.  City: Cedar Rapids     C. State: IA     D. Zip Code: 52499     Zip Ext:

    E.  Foreign Country:                            Foreign Postal Code:


3.  Is this the first filing on this form by Registrant? (Y/N)   N
                                                               -----------------


4.  Is this the last filing on this form by Registrant? (Y/N)    N
                                                              ------------------


5.  Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                    ------------
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)        Y
                                                       -------------------------
    [If answer if "Y" (Yes), complete only items 111 through 132.]

7.  A.   Is Registrant a series or multiple portfolio company? (Y/N)    N
                                                                     -----------
    [If answer is "N" (No), go to item 8.]


    B.   How many separate series or portfolios did Registrant have at the end
         of the period?        N/A
                       ----------------------

                                                         If filing more than one
                                                             Page 2, "X" box:

For period ending  12/31/01
                           ---------

File number 811-08833
                     ---------------

123.     State the total value of the additional units considered in answering
         item 122 ($000's) omitted.                                                    $40,536
                                                                                     ---------

124.     State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
         subsequent series) ($000's omitted)                                           $0
                                                                                     ---------

125.     State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)                            $0
                                                                                     ---------

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
         (include the sales loads, if any, collected on units of a prior series
         placed in the portfolio of a subsequent series.) ($000's omitted)             $0
                                                                                     ---------

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
         NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding
         distributions of realized gains, if any):                                     $
                                                                                     ---------

                                                        Number    Total Assets    Total Income
                                                       of Series    ($000's      Distributions
                                                       Investing    omitted)    ($000's omitted)
                                                       ---------    --------    ----------------
A.      U.S. Treasury direct issue                                $              $
                                                       --------    ---------      ------------

B.      U.S. Government agency                                    $              $
                                                       --------    ---------      ------------

C.      State and municipal tax-free                              $              $
                                                       --------    ---------      ------------

D.      Public utility debt                                       $              $
                                                       --------    ---------      ------------

E.      Brokers or dealers debt or
        debt of brokers' or dealers' parent                       $              $
                                                       --------    ---------      ------------

F.      All other corporate intermed. & long-term                 $              $
        debt
                                                       --------    ---------      ------------

G.      All other corporate short-term debt                       $              $
                                                       --------    ---------      ------------

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers                          $              $
                                                       --------    ---------      ------------

I.      Investment company equity securities                      $              $
                                                       --------    ---------      ------------

J.      All other equity securities                           1   $   36,268     $         538
                                                       --------    ---------      ------------

K.      Other securities                                          $              $
                                                       --------    ---------      ------------

L.      Total assets of all series of registrant                  $              $
                                                       --------    ---------      ------------

                                                         If filing more than one
                                                            Page 51, "X" box:
For period ending  12/31/01
                           ---------

File number 811-08833
                     ---------------

128.     Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current
         period insured or guaranteed by an entity other than the issuer? (Y/N)         N
                                                                                     ---------
                                                                                          Y/N
         [If answer is "N" (No), go to item 131.]

129.     Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                                     ---------
                                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

130.     In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                                     ---------
                                                                                           Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                                              $88
                                                                                     ---------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-08833         811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-

         811-              811-            811-            811-           811-


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/James R. Trefz
                                 -----------------------------------------------

                                    James R. Trefz, Vice President
                                 -----------------------------------------------


Date           2/26/02
        ---------------------

  * PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.